Investment Securities - Gross Unrealized Losses and Fair Value of Company's Investments Securities with Unrealized Losses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	$ 1,115
Unrealized Losses Less Than 12 Months	(6)
Fair Value 12 Months or Greater	109
Unrealized Losses 12 Months or Greater	(21)
Fair Value Total	1,224
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(27)
Fair Value Less Than 12 Months	3,794
Unrealized Losses Less Than 12 Months	(6)
Fair Value 12 Months or Greater	1,583
Unrealized Losses 12 Months or Greater	(141)
Fair Value Total	5,377
Unrealized Losses Total	(147)
U.S. Treasury and Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	100
Fair Value Total	100
Fair Value Less Than 12 Months	400
Unrealized Losses Less Than 12 Months	(1)
Fair Value Total	400
Unrealized Losses Total	(1)
Residential [Member] | Residential Agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	1,015
Unrealized Losses Less Than 12 Months	(6)
Fair Value Total	1,015
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(6)
Fair Value Less Than 12 Months	3,316
Unrealized Losses Less Than 12 Months	(5)
Fair Value 12 Months or Greater	173
Fair Value Total	3,489
Unrealized Losses Total	(5)
Residential [Member] | Residential Non-agency Prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	17
Fair Value 12 Months or Greater	404
Unrealized Losses 12 Months or Greater	(20)
Fair Value Total	421
Unrealized Losses Total	(20)
Residential [Member] | Residential Non-agency Non-prime [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	284
Unrealized Losses 12 Months or Greater	(21)
Fair Value Total	284
Unrealized Losses Total	(21)
Commercial Mortgage-backed securities [Member] | Non-agency [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	2
Fair Value Total	2
Asset Backed Securities Other [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	10
Unrealized Losses 12 Months or Greater	(4)
Fair Value Total	10
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(4)
Fair Value 12 Months or Greater	2
Unrealized Losses 12 Months or Greater	(1)
Fair Value Total	2
Unrealized Losses Total	(1)
Corporate debt securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	97
Unrealized Losses 12 Months or Greater	(17)
Fair Value Total	97
Held-to-maturity Securities, Continuous Unrealized Loss Position, Aggregate Losses, Total	(17)
Fair Value Less Than 12 Months	5
Fair Value 12 Months or Greater	586
Unrealized Losses 12 Months or Greater	(85)
Fair Value Total	591
Unrealized Losses Total	(85)
Obligations of state and political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	48
Fair Value 12 Months or Greater	12
Fair Value Total	60
Obligations of foreign governments [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	6
Fair Value Total	6
Perpetual preferred securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value 12 Months or Greater	119
Unrealized Losses 12 Months or Greater	(14)
Fair Value Total	119
Unrealized Losses Total	(14)
Other Investment Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Fair Value Less Than 12 Months	2
Fair Value 12 Months or Greater	3
Fair Value Total	$ 5